Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 12, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table sets forth the compensation for Kelly Goodman, our principal executive officer (“PEO”) from February 13, 2025 through the end of 2025, Eric Dresselhuys, our PEO for 2024 through February 13, 2025, and the average compensation for our named executive officers other than our PEO (“non-PEO NEOs”) for fiscal years 2025 and 2024 (each, a “Covered Year”), both as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” to such individuals, as calculated in accordance with rules adopted by the SEC in August 2022. “Compensation actually paid” does not reflect amounts actually realized by our PEO and Non-PEO NEOs and may be higher or lower than amounts, if any, that are actually realized by such individuals. The table below also provides information for each Covered Year regarding our cumulative total shareholder return (“TSR”) and our net loss.

Fiscal Year	Summary Compensation Table Total for PEO Eric Dresselhuys ($)	Compensation Actually Paid to PEO Eric Dresselhuys ($)(1)(2)	Summary Compensation Table Total for PEO Kelly Goodman ($)	Compensation Actually Paid to PEO Kelly Goodman ($)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)(4)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(4)	Value of Initial Fixed $100 Investment Based on TSR ($)(5)	Net Loss ($ in millions)(6)
2025	749,688	(32,967)	883,203	708,846	488,672	375,228	1.24	63.44
2024	1,073,653	(794,437)	—	—	1,172,414	509,547	3.89	86.22
(1) Compensation actually paid does not mean that our PEO was actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the SEC’s rules, as shown in the adjustment table below.

Adjustment To PEO Compensation, Footnote

PEO Eric Dresselhuys
Fiscal Year	2024	2025
Summary Compensation Table Total for PEO ($)	1,073,653	749,688
Minus Grant Date Fair Value of Equity Awards in Summary Compensation Table ($)	(544,716)	—
Plus Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Fiscal Year End ($)	198,350	—
Plus Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	(1,282,500)	—
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	66,314	—
Plus Change in Fair Value between the End of the Prior Year and the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	(305,538)	(45,698)
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	—	(736,957)
Compensation Actually Paid to PEO ($)	(794,437)	(32,967)

PEO Kelly Goodman
Fiscal Year	2024	2025
Summary Compensation Table Total for PEO ($)	—	883,203
Minus Grant Date Fair Value of Equity Awards in Summary Compensation Table ($)	—	(142,770)
Plus Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Fiscal Year End ($)	—	59,474
Plus Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	—	(56,716)
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	—	32,288
Plus Change in Fair Value between the End of the Prior Year and the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	—	(66,633)
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	—	—
Compensation Actually Paid to PEO ($)	—	708,846

Non-PEO NEO
Fiscal Year	2024	2025
Summary Compensation Table Total for Non-PEO NEO ($)	1,172,414	488,672
Minus Grant Date Fair Value of Equity Awards in Summary Compensation Table ($)	(549,900)	(196,689)
Plus Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Fiscal Year End ($)	175,165	180,248
Plus Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	(262,492)	(4,755)
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	58,571	5,558
Plus Change in Fair Value between the End of the Prior Year and the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	(84,211)	(13,859)
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	—	(83,947)
Compensation Actually Paid to Non-PEO NEOs ($)	509,547	375,228
(2) For purposes of the adjustments to determine “compensation actually paid”, we computed the fair value of stock option awards and Restricted Stock Units in accordance with FASB ASC Topic 718 as of the end of the relevant fiscal year, other than fair values of equity awards that vested in the Covered Year, which are valued as of the applicable vesting.
(3) This figure is the average of the summary compensation table total compensation for the non-PEO NEOs in each listed year. The names of the non-PEO NEOs for each Covered Year are Anthony Rabb in 2024, and Anthony Rabb, Jigish Trivedi, and Kate Suhadolnik in 2025.
(4) This figure is the average of compensation actually paid for the non-PEO NEOs in each Covered Year. Compensation actually paid does not mean that these NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the SEC's rules, as shown in the adjustment table below.
(5) TSR is calculated by assuming that a $100 investment was made at the close of trading on December 31, 2023 and reinvesting all dividends until the last day of each reported fiscal year.
(6) The dollar amounts reported are the Company's net loss reflected in the Company’s audited financial statements.

Non-PEO NEO Average Total Compensation Amount			$ 488,672	$ 1,172,414
Non-PEO NEO Average Compensation Actually Paid Amount			$ 375,228	509,547
Adjustment to Non-PEO NEO Compensation Footnote

PEO Eric Dresselhuys
Fiscal Year	2024	2025
Summary Compensation Table Total for PEO ($)	1,073,653	749,688
Minus Grant Date Fair Value of Equity Awards in Summary Compensation Table ($)	(544,716)	—
Plus Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Fiscal Year End ($)	198,350	—
Plus Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	(1,282,500)	—
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	66,314	—
Plus Change in Fair Value between the End of the Prior Year and the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	(305,538)	(45,698)
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	—	(736,957)
Compensation Actually Paid to PEO ($)	(794,437)	(32,967)

PEO Kelly Goodman
Fiscal Year	2024	2025
Summary Compensation Table Total for PEO ($)	—	883,203
Minus Grant Date Fair Value of Equity Awards in Summary Compensation Table ($)	—	(142,770)
Plus Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Fiscal Year End ($)	—	59,474
Plus Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	—	(56,716)
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	—	32,288
Plus Change in Fair Value between the End of the Prior Year and the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	—	(66,633)
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	—	—
Compensation Actually Paid to PEO ($)	—	708,846

Non-PEO NEO
Fiscal Year	2024	2025
Summary Compensation Table Total for Non-PEO NEO ($)	1,172,414	488,672
Minus Grant Date Fair Value of Equity Awards in Summary Compensation Table ($)	(549,900)	(196,689)
Plus Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Fiscal Year End ($)	175,165	180,248
Plus Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	(262,492)	(4,755)
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	58,571	5,558
Plus Change in Fair Value between the End of the Prior Year and the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	(84,211)	(13,859)
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	—	(83,947)
Compensation Actually Paid to Non-PEO NEOs ($)	509,547	375,228
(2) For purposes of the adjustments to determine “compensation actually paid”, we computed the fair value of stock option awards and Restricted Stock Units in accordance with FASB ASC Topic 718 as of the end of the relevant fiscal year, other than fair values of equity awards that vested in the Covered Year, which are valued as of the applicable vesting.
(3) This figure is the average of the summary compensation table total compensation for the non-PEO NEOs in each listed year. The names of the non-PEO NEOs for each Covered Year are Anthony Rabb in 2024, and Anthony Rabb, Jigish Trivedi, and Kate Suhadolnik in 2025.
(4) This figure is the average of compensation actually paid for the non-PEO NEOs in each Covered Year. Compensation actually paid does not mean that these NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the SEC's rules, as shown in the adjustment table below.
(5) TSR is calculated by assuming that a $100 investment was made at the close of trading on December 31, 2023 and reinvesting all dividends until the last day of each reported fiscal year.
(6) The dollar amounts reported are the Company's net loss reflected in the Company’s audited financial statements.

Compensation Actually Paid vs. Total Shareholder Return			The following chart illustrates the relationship between compensation actually paid (“CA”) to our PEOs and to our non-PEO NEOs for the covered years and our cumulative TSR.
Compensation Actually Paid vs. Net Income			The following chart sets forth the relationship between CA to our PEOs and to our non-PEO NEOs for the covered years and our net loss.
Total Shareholder Return Amount			$ 1.24	3.89
Net Income (Loss)			63,440,000	$ 86,220,000
PEO Name	Eric Dresselhuys	Kelly Goodman		Eric Dresselhuys
Eric Dresselhuys [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			749,688	$ 1,073,653
PEO Actually Paid Compensation Amount			(32,967)	(794,437)
Kelly Goodman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			883,203	0
PEO Actually Paid Compensation Amount			708,846	0
PEO | Eric Dresselhuys [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(544,716)
PEO | Eric Dresselhuys [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	198,350
PEO | Eric Dresselhuys [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(1,282,500)
PEO | Eric Dresselhuys [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	66,314
PEO | Eric Dresselhuys [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(45,698)	(305,538)
PEO | Eric Dresselhuys [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(736,957)	0
PEO | Kelly Goodman [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(142,770)	0
PEO | Kelly Goodman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			59,474	0
PEO | Kelly Goodman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(56,716)	0
PEO | Kelly Goodman [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			32,288	0
PEO | Kelly Goodman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(66,633)	0
PEO | Kelly Goodman [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(196,689)	(549,900)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			180,248	175,165
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,755)	(262,492)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,558	58,571
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(13,859)	(84,211)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (83,947)	$ 0